Commissions and fees	6 Months Ended
Jun. 30, 2013
Commissions and fees
Note 7 Commissions and fees

in	2Q13	1Q13	2Q12	6M13	6M12
Commissions and fees (CHF million)
Lending business	489	441	364	930	671
Investment and portfolio management	1,068	975	1,019	2,043	1,988
Other securities business	26	27	24	53	45
Fiduciary business	1,094	1,002	1,043	2,096	2,033
Underwriting	479	419	311	898	722
Brokerage	1,121	1,048	896	2,169	1,885
Underwriting and brokerage	1,600	1,467	1,207	3,067	2,607
Other services	428	418	502	846	967
Commissions and fees	3,611	3,328	3,116	6,939	6,278